Net loss per common unit (Details-Basic and diluted net loss per common unit) - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Net Loss Per Common Unit
Net loss attributable to common unit holders (in thousands)	$ (570,351)	$ (915,705)	$ (73,151)	$ (58,583)
Weighted-average units used in computing net loss per common unit, basic and diluted			33,048,809	32,426,264
Net loss per common unit, basic and diluted			$ (2.21)	$ (1.81)
Net loss attributable to common unit holders (in thousands)	$ (24,819)		$ (13,861)
Weighted-average units used in computing net loss per common unit, basic and diluted	33,509,272,000		32,426,264,000
Net loss per common unit, basic and diluted	$ (0.74)		$ (0.43)